Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative assets by counterparty	$ 885	$ 1,376
Derivative assets, held collateral	858	1,576
Derivative liabilities by counterparty	1,680	0
Derivative liabilities, held collateral	1,650	0
Derivative disbursement obligation	30	200
Derivative claim	27	0
Embedded derivatives
Derivative [Line Items]
Net fair value, derivative asset (liability)	1,018	(4,071)
Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Net fair value, derivative asset (liability)	3,236	(83)
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Net fair value, derivative asset (liability)	$ 3,158	$ (120)